SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment useful lives
Assets	Estimated useful life

Buildings and leasehold improvements	10 to 40 years
Machinery and equipment	3 to 20 years
Telecommunication networks	3 to 20 years

Schedule of useful lives of intangible assets using the straight-line method
Assets	Estimated useful life

Software	3 to 7 years
Naming rights	25 years
Customer relationships and other	3 to 10 years

Schedule of impacts on consolidated financial figures by retroactive adoption of IFRS 15

Consolidated statements of income and comprehensive income

Increase (decrease)	2017	2016

Revenues	$22.4	$52.5
Purchase of goods and services	(12.4)	(13.2)
Deferred income tax expense	9.2	17.4

Net income and comprehensive income attributable to shareholders	$25.6	$48.3

Consolidated balance sheets

Increase (decrease)	December 31, 2017	December 31, 2016

Contract assets	$183.6	$155.8
Other assets	92.5	85.4
Deferred income tax liability	73.2	63.9
Deficit	(202.9)	(177.3)